Share-Based Payments - Composition of Share Based Payments Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share rights granted in current year	$ 444,480	$ 576,935	$ 2,620,399
Performance rights granted in current year	2,274,551	7,843,536	10,810,456	$ 2,305,467
Performance rights granted in prior years	2,582,698	95,725	192,285		$ 52,525
Options granted in current year					75,877
Options granted in prior years	52,700	85,485	907,609	2,162,519	4,938,260
Total expense from share-based payment transactions	5,354,429	$ 8,601,681	14,530,749	4,467,986	5,066,662
Payments of withholding tax - Performance rights	(133,878)		(2,501,992)
Settlement of limited recourse loan				(893,906)
Exchange differences	(84,564)
Movement in share-based payments reserve	$ 5,135,987		$ 12,028,757	$ 3,574,080	$ 5,066,662